Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 18
Entity Central Index Key	0001052118
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
PGIM Jennison Energy Infrastructure Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	PRPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class A	$107	1.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by enthusiasm related to Artificial Intelligence (AI) investment, resilient corporate earnings, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. Though the Alerian Midstream Energy Select Index generated positive returns, it underperformed the overall US equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the Alerian Midstream Energy Select Index benefited from an overweight and strong stock selection in the natural gas pipelines & storage segment, as well as exposure to out-of-Index electrical equipment names. Stock selection in midstream names further bolstered relative returns.
■
On the downside, underweights and stock selection in the liquid pipelines & storage segment detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-4.81%	20.76%	7.79%
Class A without sales charges	0.73%	22.13%	8.40%
S&P 500 Index	15.00%	15.28%	14.63%
Alerian Midstream Energy Select Index	0.47%	24.61%	11.78%
Alerian MLP Index	3.55%	27.00%	8.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 1, 2024, the Fund has changed the benchmark against which it measures its performance from the Alerian MLP Index to the Alerian Midstream Energy Select
Index. Fund management believes the Alerian Midstream Energy Select Index more accurately reflects the current investment strategy of the Fund.

Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 484,382,095
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,156,934
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 484,382,095
Number of fund holdings	28
Total advisory fees paid for the year	$ 5,156,934
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	90.9%
Affiliated Mutual Fund - Short Term Investment (3.1% represents investments purchased with collateral from securities on loan)	3.9%
Heavy Electrical Equipment	2.9%
Electric Utilities	1.9%
Oil & Gas Exploration & Production	1.8%
Independent Power Producers & Energy Traders	1.6%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2024:
For the year ended November 30, 2025, total annual Fund operating expenses for Class A shares,  after taxes, waivers and/or expense reimbursement, decreased from 11.08% for the year ended Nove
m
ber 30, 2024 to 1.07%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2026 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, or call (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Expenses [Text Block]
For the year ended November 30, 2025, total annual Fund operating expenses for Class A shares,  after taxes, waivers and/or expense reimbursement, decreased from 11.08% for the year ended Nove
m
ber 30, 2024 to 1.07%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Energy Infrastructure Fund -Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	PRPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class C	$184	1.84%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by enthusiasm related to Artificial Intelligence (AI) investment, resilient corporate earnings, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. Though the Alerian Midstream Energy Select Index generated positive returns, it underperformed the overall US equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the Alerian Midstream Energy Select Index benefited from an overweight and strong stock selection in the natural gas pipelines & storage segment, as well as exposure to out-of-Index electrical equipment names. Stock selection in midstream names further bolstered relative returns.
■
On the downside, underweights and stock selection in the liquid pipelines & storage segment detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-0.54%	21.20%	7.61%
Class C without sales charges	0.01%	21.20%	7.61%
S&P 500 Index	15.00%	15.28%	14.63%
Alerian Midstream Energy Select Index	0.47%	24.61%	11.78%
Alerian MLP Index	3.55%	27.00%	8.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 1, 2024, the Fund has changed the benchmark against which it measures its performance from the Alerian MLP Index to the Alerian Midstream Energy Select
Index. Fund management believes the Alerian Midstream Energy Select Index more accurately reflects the current investment strategy of the Fund.

Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 484,382,095
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,156,934
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 484,382,095
Number of fund holdings	28
Total advisory fees paid for the year	$ 5,156,934
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERI
STIC
S OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	90.9%
Affiliated Mutual Fund - Short Term Investment (3.1% represents investments purchased with collateral from securities on loan)	3.9%
Heavy Electrical Equipment	2.9%
Electric Utilities	1.9%
Oil & Gas Exploration & Production	1.8%
Independent Power Producers & Energy Traders	1.6%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2024:
For the year ended November 30, 2025, total annual Fund operating expenses for Class C shares,  after taxes, waivers and/or expense reimbursement, decreased from 11.82% for the year ended November 30, 2024 to 1.84%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2026 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, or call (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Expenses [Text Block]
For the year ended November 30, 2025, total annual Fund operating expenses for Class C shares,  after taxes, waivers and/or expense reimbursement, decreased from 11.82% for the year ended November 30, 2024 to 1.84%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Energy Infrastructure Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class Z
Trading Symbol	PRPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class Z	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by enthusiasm related to Artificial Intelligence (AI) investment, resilient corporate earnings, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. Though the Alerian Midstream Energy Select Index generated positive returns, it underperformed the overall US equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the Alerian Midstream Energy Select Index benefited from an overweight and strong stock selection in the natural gas pipelines & storage segment, as well as exposure to out-of-Index electrical equipment names. Stock selection in midstream names further bolstered relative returns.
■
On the downside, underweights and stock selection in the liquid pipelines & storage segment detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	0.96%	22.44%	8.70%
S&P 500 Index	15.00%	15.28%	14.63%
Alerian Midstream Energy Select Index	0.47%	24.61%	11.78%
Alerian MLP Index	3.55%	27.00%	8.63%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 1, 2024, the Fund has changed the benchmark against which it measures its performance from the Alerian MLP Index to the Alerian Midstream Energy Select
Index. Fund management believes the Alerian Midstream Energy Select Index more accurately reflects the current investment strategy of the Fund.

Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 484,382,095
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,156,934
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 484,382,095
Number of fund holdings	28
Total advisory fees paid for the year	$ 5,156,934
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME C
HAR
ACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	90.9%
Affiliated Mutual Fund - Short Term Investment (3.1% represents investments purchased with collateral from securities on loan)	3.9%
Heavy Electrical Equipment	2.9%
Electric Utilities	1.9%
Oil & Gas Exploration & Production	1.8%
Independent Power Producers & Energy Traders	1.6%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2024:
For the year ended November 30, 2025, total annual Fund operating expenses for Class Z shares,  after taxes, waivers and/or expense reimbursement, decreased from 10.81% for the year ended November 30, 2024 to 0.80%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2026 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, or call (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Expenses [Text Block]
For the year ended November 30, 2025, total annual Fund operating expenses for Class Z shares,  after taxes, waivers and/or expense reimbursement, decreased from 10.81% for the year ended November 30, 2024 to 0.80%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Jennison Energy Infrastructure Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Energy Infrastructure Fund
Class Name	Class R6
Trading Symbol	PRPQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Energy Infrastructure Fund (the
“Fund”) for the period of December 1, 2024 to November 30, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Energy Infrastructure Fund—Class R6	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by enthusiasm related to Artificial Intelligence (AI) investment, resilient corporate earnings, and two Federal Reserve rate cuts late in the period. Investor confidence and risk appetite remained robust, even as volatility and trade policy uncertainty persisted. Though the Alerian Midstream Energy Select Index generated positive returns, it underperformed the overall US equity market, as represented by the S&P 500 Index.
■
The Fund’s performance relative to the Alerian Midstream Energy Select Index benefited from an overweight and strong stock selection in the natural gas pipelines & storage segment, as well as exposure to out-of-Index electrical equipment names. Stock selection in midstream names further bolstered relative returns.
■
On the downside, underweights and stock selection in the liquid pipelines & storage segment detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 11/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	1.03%	22.55%	8.82% (1/26/2018)
S&P 500 Index	15.00%	15.28%	13.84%
Alerian Midstream Energy Select Index	0.47%	24.61%	11.09%
Alerian MLP Index	3.55%	27.00%	9.45%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 1, 2024, the Fund has changed the benchmark against which it measures its performance from the Alerian MLP Index to the Alerian Midstream Energy Select
Index. Fund management believes the Alerian Midstream Energy Select Index more accurately reflects the current investment strategy of the Fund.

Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 484,382,095
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,156,934
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 11/30/2025?
Fund’s net assets	$ 484,382,095
Number of fund holdings	28
Total advisory fees paid for the year	$ 5,156,934
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 11/30/2025?

Industry Classification	% of Net Assets
Oil & Gas Storage & Transportation	90.9%
Affiliated Mutual Fund - Short Term Investment (3.1% represents investments purchased with collateral from securities on loan)	3.9%
Heavy Electrical Equipment	2.9%
Electric Utilities	1.9%
Oil & Gas Exploration & Production	1.8%
Independent Power Producers & Energy Traders	1.6%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

Material Fund Change [Text Block]
The following is a summary of certain changes to the Fund since December 1, 2024:
For the year ended November 30, 2025, total annual Fund operating expenses for Class R6 shares,  after taxes, waivers and/or expense reimbursement, decreased from 10.72% for the year ended November 30, 2024 to 0.72%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by January 31, 2026 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
, or call (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Expenses [Text Block]
For the year ended November 30, 2025, total annual Fund operating expenses for Class R6 shares,  after taxes, waivers and/or expense reimbursement, decreased from 10.72% for the year ended November 30, 2024 to 0.72%, primarily due to a decrease in current and deferred tax expenses resulting from changes made to the Fund effective December 1, 2024 that allow it to be treated as a regulated investment company rather than a “C” corporation under the Internal Revenue Code of 1986.

Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets